Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 5, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and

Brighthouse Variable Annuity Account C

File Nos. 333-200249/811-05200

(Class L and Class L-4 Year)

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Variable Annuity Account C (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated May 1, 2020 to the Class L Prospectus dated May 1, 2020, Class L Prospectus and Class L-4 Year Prospectus, each dated May 1, 2020 and Statement of Additional Information (“SAI”) dated May 1, 2020 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement, Prospectuses and SAI contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on April 21, 2020.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company